Convertible Debt (Details Narrative) (USD $)	12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Dec. 31, 2013	May 28, 2014 Note Agreement [Member]	Sep. 30, 2014 ACM Emerging Markets Master Fund I, L.P [Member]	May 28, 2014 Convertible Debt [Member]	May 28, 2014 Convertible Debt [Member] ACM Emerging Markets Master Fund I, L.P [Member]
Debt instrument principal outstanding					$ 22,000,000
Debt instruments conversion price per share					$ 6.00
Debt instruments accrued interest rate	10.00%			14.00%
Payments for equipment purchase and other capital expenditures		11,863,885
Debt instruments maturity date		May 28, 2016
Maximum proceeds from purchaser		$ 22,000,000
Number of stock shares issued			1,333,333
Equity issuance price per share	$ 0.01		$ 6.00
Option exercised date			Jul. 14, 2014